Segment Information - Summary of Net Sales and Operating Income by Reportable Segment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Segment Reporting Information [Line Items]
Net sales	$ 409,423	$ 393,654	$ 370,687	$ 394,495	$ 386,054	$ 407,170	$ 391,878	$ 426,509	$ 1,568,259	$ 1,611,611	$ 1,577,627
Operating income									183,993	150,407	76,079
Operating Segment [Member] | Foodservice [Member]
Segment Reporting Information [Line Items]
Net sales									849,933	886,095	829,563
Operating income									168,266	134,287	70,592
Operating Segment [Member] | Retail [Member]
Segment Reporting Information [Line Items]
Net sales									409,612	395,941	399,621
Operating income									38,331	28,543	13,488
Operating Segment [Member] | Convenience [Member]
Segment Reporting Information [Line Items]
Net sales									229,837	201,845	159,659
Operating income									38,925	29,776	18,230
Operating Segment [Member] | Industrial [Member]
Segment Reporting Information [Line Items]
Net sales									78,877	127,730	188,784
Operating income									3,080	2,767	1,998
Unallocated Corporate Expenses, Net [Member]
Segment Reporting Information [Line Items]
Operating income									$ (64,609)	$ (44,966)	$ (28,229)